Statements of Changes in Shareholder's Equity (USD $) In Millions, unless otherwise specified	Total	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings (Deficit)	Total Shareholder's Equity
Balance at Dec. 31, 2008		$ 2.5	$ 4,335.4	$ (1,016.1)	$ (3,219.8)	$ 102.0
Comprehensive income:
Net income (loss)	569.4	0	0	0	569.4	569.4
Other comprehensive income, after tax	801.8	0	0	801.8	0	801.8
Total comprehensive income	1,371.2					1,371.2
Contribution of capital		0	835.0	0	0	835.0
Employee share-based payments		0	2.3	0	0	2.3
Balance at Dec. 31, 2009		2.5	5,172.7	(524.1)	(2,340.6)	2,310.5
Comprehensive income:
Net income (loss)	105.4	0	0	0	105.4	105.4
Other comprehensive income, after tax	678.9	0	0	678.9	0	678.9
Total comprehensive income	784.3					784.3
Contribution of capital		0	749.0	0	0	749.0
Balance at Dec. 31, 2010	3,843.8	2.5	5,921.7	154.8	(2,235.2)	3,843.8
Comprehensive income:
Net income (loss)	152.1	0	0	0	152.1	152.1
Other comprehensive income, after tax	90.3	0	0	90.3	0	90.3
Total comprehensive income	242.4					242.4
Contribution of capital		0	44.0	0	0	44.0
Employee share-based payments		0	5.9	0	0	5.9
Balance at Dec. 31, 2011	$ 4,136.1	$ 2.5	$ 5,971.6	$ 245.1	$ (2,083.1)	$ 4,136.0